Equity Incentive Plan	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plan
15.	Equity Incentive Plan

On July 30, 2014, the Company’s Board of Directors approved the Company’s 2014 Equity Incentive Plan (the “2014 Plan”). Under the terms of the 2014 Plan, the Company may issue (1) stock options (incentive and nonstatutory), (2) restricted stock, (3) stock appreciation rights, or SARs, (4) restricted stock units, or RSUs, (5) other stock-based awards, and (6) cash-based awards. The 2014 Plan provides for the issuance of up to 5,000,000 shares of common stock. The Board determines the exercise price, vesting and expiration period of the grants under the 2014 Plan. However, the exercise price of an incentive stock option may not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more shareholder and 100% of fair value for a grantee who is not a 10% shareholder. The fair value of the common stock is determined based on quoted market price or in absence of such quoted market price, by the Board in good faith. Additionally, the vesting period of the grants under the 2014 Plan may not be more than five years and expiration period not more than ten years. On November 5, 2014, the Company amended the 2014 Plan, which increases the authorized number of shares of common stock issuable thereunder from 5,000,000 to 15,000,000.

On November 10, 2014, the Company pursuant to the recommendation of the Company’s Compensation Committee and the Board of Directors’ approval, issued an aggregate of 10,600,000 shares of its common stock to officers, directors and employees as an incentive for their commitment and hard work during adverse market conditions. In addition, the Company issued an aggregate of 400,000 shares of its common stock to its non-executive members of its Board of Directors in payment of $80 in unpaid Board fees for the second and third quarters of 2014. Subject to the provisions of a restricted stock award granted to the holders by the Company pursuant to its Amended 2014 Plan, 1,100,000 shares of its common stock will vest on May 10, 2015, 2,975,000 shares of its common stock will vest on November 10, 2015 and 2,975,000 shares of its common stock will vest on November 10, 2016.

For the year ended December 31, 2014, the recognized stock based compensation expense in relation to the common shares granted is $638. The total unrecognized compensation cost of the non-vested restricted shares granted under the Plan is $1,138. The cost is expected to be recognized over a period of approximately 24 months.